Form 13F Holdings Report

                       UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   JUNE 30,2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total:       $123,142


List of Other Included Managers:

No.   13F File Number        Name






                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL TIME WARNER INC            COM              00184A105      378     7140 SH       DEFINED                  5800        0     1340
ALLSTATE CORPORATION           COM              020002101     5539   125915 SH       DEFINED                  9200        0   116715
AMERICAN EXPRESS CO            COM              025816109      279     7200 SH       SOLE                     7200        0        0
AMGEN INC                      COM              031162100      518     8540 SH       DEFINED                  5600        0     2940
ANHEUSER BUSCH COS INC         COM              035229103     1004    24365 SH       DEFINED                     0        0    24365
APPLE COMPUTER INC             COM              037833100     4564   196285 SH       DEFINED                 15000        0   181285
BEST BUY INC                   COM              086516101      268     4225 SH       DEFINED                  4200        0       25
CSG SYSTEMS INTL INC           COM              126349109      452     7785 SH       DEFINED                  2250        0     5535
CALPINE CORP                   COM              131347106      729    19280 SH       DEFINED                 15160        0     4120
CANADIAN PACIFIC LTD (NEW)     COM              135923100      387     9995 SH       DEFINED                  3435        0     6560
CELESTICA INC                  COM              15101Q108      213     4140 SH       DEFINED                  4000        0      140
CENDANT CORP                   COM              151313103      448    22965 SH       DEFINED                  8045        0    14920
CENTRAL MINERA CORP COM        COM              154130108        2    16300 SH       DEFINED                     0        0    16300
CITIGROUP INC                  COM              172967101      272     5150 SH       DEFINED                     0        0     5150
COMPUTER ASSOCIATES INTL INC   COM              204912109      320     8900 SH       SOLE                     8900        0        0
D R HORTON INC                 COM              23331A109     5643   248605 SH       DEFINED                 16650        0   231955
DISNEY WALT CO                 COM              254687106      338    11700 SH       DEFINED                  8800        0     2900
DYNEGY INC (NEW)                  CLASS A       26816Q101     4798   105445 SH       DEFINED                  9530        0    95915
EDWARDS A G INC                COM              281760108      459    10195 SH       DEFINED                  3405        0     6790
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     4755    76073 SH       DEFINED                  5700        0    70373
ELECTRONICS FOR IMAGING INC    COM              286082102      470    15920 SH       DEFINED                  4795        0    11125
FEDERAL NATL MTG ASSN          COM              313586109     6921    81275 SH       DEFINED                  4400        0    76875
FIRST DATA CORP                COM              319963104     5436    84475 SH       DEFINED                  5300        0    79175
GENERAL ELECTRIC CO            COM              369604103     7529   154442 SH       DEFINED                 14080        0   140362
GOLDEN WEST FINL CORP DEL      COM              381317106      445     6925 SH       DEFINED                  2395        0     4530
INTEL CORP                     COM              458140100      341    11653 SH       DEFINED                  6450        0     5203
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      424     6755 SH       DEFINED                  2390        0     4365
JDA SOFTWARE GROUP INC         COM              46612K108      595    35840 SH       DEFINED                 11300        0    24540
KEEBLER FOODS CO               COM              487256109      320     7600 SH       SOLE                     7600        0        0
KERR MC GEE CORP               COM              492386107     6464    97538 SH       DEFINED                  9200        0    88338
KEYSPAN CORP                   COM              49337W100      409    11200 SH       DEFINED                  3575        0     7625
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     4424    57270 SH       DEFINED                  4800        0    52470
MANOR CARE INC                 COM              564055101      477    15020 SH       DEFINED                  5500        0     9520
MAY DEPT STORES CO             COM              577778103     4062   118561 SH       DEFINED                  8400        0   110161
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      486     6660 SH       DEFINED                     0        0     6660
MORGAN STANLEY D. WITTER & CO  COM              617446448      426     6640 SH       DEFINED                  4840        0     1800
NETERGY NETWORKS INC           COM              64111F108       23    15000 SH       DEFINED                     0        0    15000
NORTH FORK BANCORPORATION NY   COM              659424105      430    13865 SH       DEFINED                  5125        0     8740
PEPSI BOTTLING GROUP INC       COM              713409100     7827   195185 SH       DEFINED                 21895        0   173290
PFIZER INC                     COM              717081103     5015   125211 SH       DEFINED                 14900        0   110311
REEBOK INTL LTD                COM              758110100      540    16875 SH       DEFINED                  6200        0    10675
SABRE HOLDINGS CORP CL A       COM              785905100      448     8965 SH       DEFINED                  2830        0     6135
SEMPRA ENERGY                  COM              816851109     4909   179570 SH       DEFINED                 13000        0   166570
SOUTHWEST AIRLINES CO          COM              844741108      405    21900 SH       SOLE                    21900        0        0
SYSCO CORP                     COM              871829107     5202   191590 SH       DEFINED                 14000        0   177590
TECO ENERGY INC                COM              872375100     7271   238380 SH       DEFINED                 14220        0   224160
TENET HEALTHCARE CORP          COM              88033G100     8365   162119 SH       DEFINED                  7000        0   155119
TYCO INTL LTD (NEW)            COM              902124106     7450   136666 SH       DEFINED                 15320        0   121346
UNITED TECHNOLOGIES CORP       COM              913017109     4237    57830 SH       DEFINED                  4600        0    53230
WAL MART STORES INC            COM              931142103      425     8715 SH       DEFINED                  5460        0     3255